Document And Entity Information	6 Months Ended
Oct. 31, 2025
Document Information [Line Items]
Entity Central Index Key	0001736510
Document Type	N-CSRS
Entity Registrant Name	Variant Alternative Income Fund
Document Period End Date	Oct. 31, 2025
Amendment Flag	false